Debt (Tables)	12 Months Ended
Dec. 31, 2015
Outstanding Convertible Debt and Related Deferred Financing Costs
The Company had outstanding convertible debt and related deferred financing costs on its consolidated balance sheet as follows (in thousands):

	As of
	December 31, 2015	December 31, 2014
Principal amount of the 2% Convertible Senior Notes	$201,250	$201,250
Unamortized debt discount	(25,704)	(32,256)
Deferred financing costs	$(3,848)	$(4,974)
Long-term debt, net of discount	$171,698	$164,020

Interest and Other Expense
Interest expense related to the 3.75% Notes (as defined below) and the 2% Notes was included in interest and other expense on the consolidated statements of operations as follows (in thousands):

	Years Ended December 31,
	2015	2014	2013
Contractual coupon interest	$4,025	$4,657	$5,704
Accretion of debt discount	6,552	8,007	10,492
Amortization of debt issuance costs	1,126	895	590
Loss on extinguishment of long-term debt	—	23,203	325
Total interest and other expense	$11,703	$36,762	$17,111